Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Accounts Receivable Net
Accounts receivable, net

NOTE 5 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2023	December 31, 2022
Accounts receivable	$42,237	$78,020
Less: Provision for credit losses	—	(2,990)
Accounts receivable, net	$42,237	$75,030

Charges to provisions for credit losses are summarized as follows:

Allowance for credit losses	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2023	$(2,990)	$—	$2,990	$—
Year ended December 31, 2022	$(2,990)	$—	$—	$(2,990)
Year ended December 31, 2021	$(2,990)	$—	$—	$(2,990)

Concentration of credit risk with respect to accounts receivable is limited due to the Company's large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company's trade receivables. For the years ended December 31, 2023 and 2022, no customer accounted for 10.0% or more of the Company’s total revenues. For the year ended December 31, 2021, Singapore Marine Pte. Ltd represented approximately 14.5% of the Company’s total revenues. No other customers accounted for 10.0% or more of the Company’s total revenues for any of the years presented.